Series E Preferred Stock (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Notes to Financial Statements
Series E Preferred Stock Created	Sep. 19, 2017	Sep. 19, 2017
Votes per share entiled to cast	$ 100	$ 2,000
Convertible to Common Stock on basis per share	$ 1	$ 1
Series E Stock Granted to Chairman	789,474	789,474
Welch Converted Series E				789,474
Welch Common stock upon conversion				789,474
Preferred Stock Series E shares outstanding	0	0	0